Trade and other receivables, net - Narrative (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Minimum
Trade and other receivables, net
Credit term for trade receivables	30 days	30 days
Maximum
Trade and other receivables, net
Credit term for trade receivables	90 days	90 days